Basis of Presentation and Organization (Details) (USD $)	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
CURRENT ASSETS
TOTAL CURRENT ASSETS	$ 28,061,205	$ 35,237,405		$ 33,919,346
NON-CURRENT ASSETS
Intangible assets	3,504,142	3,314,413		3,467,872
Deferred tax asset	1,385,439	1,130,454		2,041,089
Property, plant and equipment	489,797	569,031		684,786
Other assets		45,973
Goodwill	69,723	69,057
TOTAL NON-CURRENT ASSETS	5,449,101	5,128,928		6,193,747
TOTAL ASSETS	33,510,306	40,366,333	45,416,396	40,113,093
CURRENT LIABILITIES
Trade and other payables	4,169,271	4,252,808		6,597,746
Wholesale loan facility	21,149,497	25,669,388		24,688,865
Cash reserve	820,208	2,731,094		703,003
TOTAL CURRENT LIABILITIES	26,138,976	32,656,290		31,989,614
NON-CURRENT LIABILITIES
TOTAL NON-CURRENT LIABILITIES	46,096	45,665		218,574
TOTAL LIABILITIES	26,185,072	32,701,955	37,133,506	32,208,188
EQUITY
Common stock	7,672	996,163		530,000
Common stock to be issued	509	33,837
Additional paid-in capital	15,961,744	14,462,575		14,639,150
Other accumulated comprehensive gain (loss)	(1,007,199)	(1,079,762)		(253,058)
Accumulated deficit	(7,639,832)	(6,748,485)		(7,011,237)
TOTAL EQUITY	7,325,234	7,664,378		7,904,905	8,080,245
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	33,510,306	40,366,333		40,113,093
Reported [Member]
CURRENT ASSETS
TOTAL CURRENT ASSETS		35,974,537		33,919,346
NON-CURRENT ASSETS
Intangible assets		3,512,767		3,467,872
Deferred tax asset		988,860		2,155,244
Property, plant and equipment		578,136		684,786
Other assets		95,973
Goodwill		69,057
TOTAL NON-CURRENT ASSETS		5,244,793		6,307,902
TOTAL ASSETS		41,219,330		40,227,248
CURRENT LIABILITIES
Trade and other payables		5,250,399		6,597,747
Wholesale loan facility		25,669,388		24,688,865
Cash reserve		2,731,094		703,003
TOTAL CURRENT LIABILITIES		33,650,881		31,989,615
NON-CURRENT LIABILITIES
TOTAL NON-CURRENT LIABILITIES		45,665		218,574
TOTAL LIABILITIES		33,696,546		32,208,189
EQUITY
Preferred stock		50		50
Common stock		996,164		530,000
Common stock to be issued
Additional paid-in capital		14,496,411		14,639,149
Other accumulated comprehensive gain (loss)		(1,052,144)		(244,289)
Accumulated deficit		(6,917,697)		(6,905,851)
TOTAL EQUITY		7,522,784		8,019,059
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		41,219,330		40,227,248
Adjustments [Member]
CURRENT ASSETS
TOTAL CURRENT ASSETS
NON-CURRENT ASSETS
Intangible assets
Deferred tax asset		141,594		(114,156)
Property, plant and equipment
Other assets
Goodwill
TOTAL NON-CURRENT ASSETS		141,594		(114,156)
TOTAL ASSETS		141,594		(114,156)
CURRENT LIABILITIES
Trade and other payables				(1)
Wholesale loan facility
Cash reserve
TOTAL CURRENT LIABILITIES				(1)
NON-CURRENT LIABILITIES
TOTAL NON-CURRENT LIABILITIES
TOTAL LIABILITIES				(1)
EQUITY
Preferred stock
Common stock		(1)
Common stock to be issued		33,837
Additional paid-in capital		(33,836)		1
Other accumulated comprehensive gain (loss)		(27,618)		(8,769)
Accumulated deficit		169,212		(105,386)
TOTAL EQUITY		141,594		(114,154)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		$ 141,594		$ (114,155)